Note 14 Debt securities at amortized cost (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	€ 73,379	€ 59,014	€ 49,462
Domestic debt securities [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	40,764	37,130	27,114
Domestic debt securities [Member] | Government [member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	39,252	35,664	25,857
Domestic debt securities [Member] | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	1,108	1,099	1,028
Domestic debt securities [Member] | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	404	367	230
MEXICO
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	6,701	4,139	6,277
MEXICO | Government [member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	5,142	4,076	6,205
MEXICO | Central banks [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	1,519	0	0
MEXICO | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	40	63	72
MEXICO | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	0	0	0
UNITED STATES
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	2,282	2,505	2,229
UNITED STATES | Government [member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	2,244	2,463	2,188
UNITED STATES | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	21	20	19
UNITED STATES | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	17	22	21
TURKEY
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	5,288	6,764	6,284
TURKEY | Government [member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	5,251	6,622	6,167
TURKEY | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	8	7	8
TURKEY | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	29	135	109
Other Countries [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	18,345	8,476	7,558
Other Countries [Member] | Government [member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	13,980	5,982	4,707
Other Countries [Member] | Central banks [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	79	6	22
Other Countries [Member] | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	2,738	1,269	1,239
Other Countries [Member] | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	1,548	1,219	1,591
Foreign debt securities [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	€ 32,615	€ 21,884	€ 22,348